Quarterly Holdings Report
for
Fidelity® Specialized High Income Central Fund
November 30, 2021
SHI-NPRT1-0122
1.824030.116
Nonconvertible Bonds - 91.3%
	Principal Amount (a)	Value ($)
Aerospace - 3.8%
BWX Technologies, Inc. 4.125% 6/30/28 (b)	995,000	995,000
Howmet Aerospace, Inc. 6.75% 1/15/28	755,000	881,463
Kaiser Aluminum Corp. 4.625% 3/1/28 (b)	2,085,000	2,042,112
Moog, Inc. 4.25% 12/15/27 (b)	2,045,000	2,077,055
Rolls-Royce PLC 5.75% 10/15/27 (b)	1,270,000	1,398,588
TransDigm, Inc. 6.25% 3/15/26 (b)	5,853,000	6,072,488
TOTAL AEROSPACE		13,466,706
Air Transportation - 0.2%
United Airlines, Inc. 4.375% 4/15/26 (b)	670,000	672,667

Automotive & Auto Parts - 1.8%
Allison Transmission, Inc. 3.75% 1/30/31 (b)	1,270,000	1,214,101
Dana, Inc. 4.5% 2/15/32	365,000	355,915
Ford Motor Credit Co. LLC:
4% 11/13/30	1,710,000	1,793,363
4.687% 6/9/25	1,005,000	1,065,546
5.113% 5/3/29	650,000	719,615
5.125% 6/16/25	660,000	713,381
LCM Investments Holdings 4.875% 5/1/29 (b)	160,000	159,381
Thor Industries, Inc. 4% 10/15/29 (b)	475,000	465,263
TOTAL AUTOMOTIVE & AUTO PARTS		6,486,565
Banks & Thrifts - 0.4%
Jane Street Group LLC/JSG Finance, Inc. 4.5% 11/15/29 (b)	205,000	204,693
Quicken Loans LLC/Quicken Loans Co-Issuer, Inc. 3.625% 3/1/29 (b)	1,360,000	1,329,400
TOTAL BANKS & THRIFTS		1,534,093
Broadcasting - 2.0%
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.375% 8/15/26 (b)	650,000	287,625
Scripps Escrow II, Inc. 3.875% 1/15/29 (b)	465,000	462,094
Sirius XM Radio, Inc.:
3.875% 9/1/31 (b)	365,000	345,838
4.125% 7/1/30 (b)	320,000	312,614
5% 8/1/27 (b)	1,160,000	1,194,452
5.5% 7/1/29 (b)	2,845,000	3,017,805
Tegna, Inc.:
4.625% 3/15/28	1,270,000	1,264,984
5% 9/15/29	240,000	240,600
TOTAL BROADCASTING		7,126,012
Building Materials - 0.6%
Advanced Drain Systems, Inc. 5% 9/30/27 (b)	480,000	496,282
Standard Industries, Inc./New Jersey 4.375% 7/15/30 (b)	1,485,000	1,460,869
TOTAL BUILDING MATERIALS		1,957,151
Cable/Satellite TV - 4.7%
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25% 2/1/31 (b)	200,000	197,018
4.5% 8/15/30 (b)	780,000	786,197
4.5% 5/1/32	2,370,000	2,360,236
4.5% 6/1/33 (b)	730,000	719,050
5% 2/1/28 (b)	4,214,000	4,340,420
CSC Holdings LLC:
3.375% 2/15/31 (b)	4,195,000	3,831,629
4.125% 12/1/30 (b)	1,065,000	1,019,173
5.375% 2/1/28 (b)	700,000	714,875
5.5% 4/15/27 (b)	1,961,000	2,013,388
Ziggo BV 5.5% 1/15/27 (b)	777,000	799,751
TOTAL CABLE/SATELLITE TV		16,781,737
Chemicals - 6.3%
Axalta Coating Systems/Dutch Holding BV 4.75% 6/15/27 (b)	1,200,000	1,240,140
CF Industries Holdings, Inc.:
4.95% 6/1/43	9,000	10,827
5.15% 3/15/34	3,438,000	4,120,581
5.375% 3/15/44	531,000	671,731
Methanex Corp.:
5.125% 10/15/27	1,585,000	1,656,325
5.25% 12/15/29	130,000	135,850
5.65% 12/1/44	1,034,000	1,043,234
NOVA Chemicals Corp. 5.25% 6/1/27 (b)	1,960,000	2,058,000
Olin Corp.:
5% 2/1/30	1,944,000	2,031,480
5.125% 9/15/27	2,525,000	2,600,750
SPCM SA 3.125% 3/15/27 (b)	360,000	351,900
The Chemours Co. LLC 5.375% 5/15/27	2,885,000	3,015,416
Valvoline, Inc. 4.25% 2/15/30 (b)	1,410,000	1,397,874
W.R. Grace Holding LLC:
4.875% 6/15/27 (b)	630,000	625,078
5.625% 10/1/24 (b)	1,246,000	1,325,875
TOTAL CHEMICALS		22,285,061
Consumer Products - 1.1%
Mattel, Inc. 3.75% 4/1/29 (b)	630,000	644,564
Newell Brands, Inc.:
5.875% 4/1/36	565,000	689,690
6% 4/1/46	1,735,000	2,155,738
Tempur Sealy International, Inc. 3.875% 10/15/31 (b)	375,000	362,291
TOTAL CONSUMER PRODUCTS		3,852,283
Containers - 0.5%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 4.125% 8/15/26 (b)	55,000	55,622
Ball Corp. 3.125% 9/15/31	1,280,000	1,231,750
Graphic Packaging International, Inc. 3.75% 2/1/30 (b)	180,000	178,897
OI European Group BV 4.75% 2/15/30 (b)	370,000	369,623
TOTAL CONTAINERS		1,835,892
Diversified Financial Services - 4.8%
Coinbase Global, Inc.:
3.375% 10/1/28 (b)	905,000	850,700
3.625% 10/1/31 (b)	905,000	839,388
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.25% 5/15/27	6,705,000	6,822,338
6.25% 5/15/26	2,549,000	2,619,098
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 4.25% 2/1/27 (b)	1,005,000	999,071
LPL Holdings, Inc. 4% 3/15/29 (b)	1,420,000	1,425,950
MSCI, Inc. 3.25% 8/15/33 (b)	285,000	284,191
OneMain Finance Corp.:
3.5% 1/15/27	1,060,000	1,022,900
3.875% 9/15/28	1,435,000	1,384,775
7.125% 3/15/26	624,000	701,627
TOTAL DIVERSIFIED FINANCIAL SERVICES		16,950,038
Diversified Media - 0.7%
Nielsen Finance LLC/Nielsen Finance Co. 5.875% 10/1/30 (b)	1,500,000	1,560,570
Twitter, Inc. 3.875% 12/15/27 (b)	1,060,000	1,097,831
TOTAL DIVERSIFIED MEDIA		2,658,401
Energy - 16.3%
Apache Corp.:
4.25% 1/15/30	244,000	254,980
5.1% 9/1/40	686,000	743,802
5.25% 2/1/42	1,030,000	1,138,150
5.35% 7/1/49	170,000	193,826
Cheniere Energy Partners LP:
3.25% 1/31/32 (b)	365,000	354,506
4% 3/1/31 (b)	1,355,000	1,382,100
Cheniere Energy, Inc. 4.625% 10/15/28	1,233,000	1,269,990
CNX Midstream Partners LP 4.75% 4/15/30 (b)	150,000	147,750
Colgate Energy Partners III LLC 5.875% 7/1/29 (b)	190,000	188,575
Continental Resources, Inc. 5.75% 1/15/31 (b)	1,860,000	2,166,491
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.625% 5/1/27 (b)	2,198,000	2,198,000
5.75% 4/1/25	3,871,000	3,882,439
6% 2/1/29 (b)	1,910,000	1,931,488
CVR Energy, Inc.:
5.25% 2/15/25 (b)	1,580,000	1,505,108
5.75% 2/15/28 (b)	175,000	165,286
DCP Midstream Operating LP:
5.6% 4/1/44	100,000	118,970
6.45% 11/3/36 (b)	435,000	565,500
8.125% 8/16/30	30,000	40,125
Endeavor Energy Resources LP/EER Finance, Inc.:
5.75% 1/30/28 (b)	905,000	941,200
6.625% 7/15/25 (b)	225,000	236,531
EnLink Midstream LLC 5.625% 1/15/28 (b)	220,000	225,500
EnLink Midstream Partners LP:
5.05% 4/1/45	290,000	268,253
5.45% 6/1/47	605,000	586,644
5.6% 4/1/44	1,018,000	962,010
EQM Midstream Partners LP:
4.75% 1/15/31 (b)	1,140,000	1,151,400
5.5% 7/15/28	905,000	959,300
6.5% 7/15/48	550,000	638,385
EQT Corp. 3.9% 10/1/27	1,654,000	1,724,361
Hess Midstream Partners LP:
5.125% 6/15/28 (b)	1,130,000	1,155,425
5.625% 2/15/26 (b)	592,000	605,320
Hilcorp Energy I LP/Hilcorp Finance Co. 6.25% 11/1/28 (b)	380,000	385,700
Holly Energy Partners LP/Holly Energy Finance Corp. 5% 2/1/28 (b)	365,000	363,175
Occidental Petroleum Corp.:
4.2% 3/15/48	645,000	619,616
4.3% 8/15/39	340,000	331,500
4.4% 4/15/46	995,000	977,747
4.4% 8/15/49	1,140,000	1,120,050
5.55% 3/15/26	1,660,000	1,774,598
6.125% 1/1/31	765,000	891,455
6.2% 3/15/40	330,000	391,050
6.45% 9/15/36	1,745,000	2,166,836
7.5% 5/1/31	330,000	415,944
7.875% 9/15/31	210,000	273,525
8.875% 7/15/30	715,000	938,920
PBF Holding Co. LLC/PBF Finance Corp. 9.25% 5/15/25 (b)	2,335,000	2,159,875
Rockies Express Pipeline LLC:
4.8% 5/15/30 (b)	1,095,000	1,133,325
4.95% 7/15/29 (b)	570,000	597,788
6.875% 4/15/40 (b)	220,000	245,300
Sunoco LP/Sunoco Finance Corp.:
4.5% 5/15/29	1,295,000	1,277,518
5.875% 3/15/28	215,000	224,675
6% 4/15/27	30,000	31,088
Superior Plus LP / Superior General Partner, Inc. 4.5% 3/15/29 (b)	265,000	270,062
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.:
5.5% 1/15/28 (b)	255,000	248,944
6% 3/1/27 (b)	1,111,000	1,138,775
6% 12/31/30 (b)	1,360,000	1,343,867
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4% 1/15/32 (b)	1,885,000	1,947,243
4.875% 2/1/31	2,460,000	2,638,350
5.375% 2/1/27	332,000	339,470
5.5% 3/1/30	280,000	304,500
Venture Global Calcasieu Pass LLC:
3.875% 8/15/29 (b)	445,000	446,847
3.875% 11/1/33 (b)	365,000	365,913
4.125% 8/15/31 (b)	430,000	439,744
Viper Energy Partners LP 5.375% 11/1/27 (b)	1,200,000	1,236,000
Western Gas Partners LP:
4.65% 7/1/26	122,000	130,235
5.3% 2/1/30	2,950,000	3,175,085
TOTAL ENERGY		58,046,135
Environmental - 0.6%
Darling Ingredients, Inc. 5.25% 4/15/27 (b)	1,275,000	1,317,948
Stericycle, Inc. 3.875% 1/15/29 (b)	925,000	901,875
TOTAL ENVIRONMENTAL		2,219,823
Food & Drug Retail - 1.4%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.5% 3/15/29 (b)	3,770,000	3,736,259
4.875% 2/15/30 (b)	700,000	743,981
Emergent BioSolutions, Inc. 3.875% 8/15/28 (b)	280,000	265,916
Murphy Oil U.S.A., Inc. 3.75% 2/15/31 (b)	165,000	158,921
TOTAL FOOD & DRUG RETAIL		4,905,077
Food/Beverage/Tobacco - 3.0%
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc. 6.75% 2/15/28 (b)	696,000	750,636
JBS U.S.A. Lux SA / JBS Food Co.:
5.5% 1/15/30 (b)	1,660,000	1,780,665
6.5% 4/15/29 (b)	3,994,000	4,373,430
Kraft Heinz Foods Co.:
3.875% 5/15/27	1,165,000	1,259,533
4.25% 3/1/31	1,100,000	1,258,381
U.S. Foods, Inc.:
4.625% 6/1/30 (b)	175,000	175,875
6.25% 4/15/25 (b)	925,000	962,648
TOTAL FOOD/BEVERAGE/TOBACCO		10,561,168
Gaming - 2.0%
Melco Resorts Finance Ltd.:
5.375% 12/4/29 (b)	535,000	521,855
5.75% 7/21/28 (b)	805,000	790,913
MGM Growth Properties Operating Partnership LP:
4.5% 9/1/26	892,000	956,670
4.625% 6/15/25 (b)	315,000	335,475
5.75% 2/1/27	664,000	751,980
MGM Resorts International 5.75% 6/15/25	620,000	654,187
VICI Properties, Inc.:
4.25% 12/1/26 (b)	725,000	748,563
4.625% 12/1/29 (b)	1,075,000	1,141,930
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.5% 3/1/25 (b)	1,330,000	1,331,902
TOTAL GAMING		7,233,475
Healthcare - 5.8%
180 Medical, Inc. 3.875% 10/15/29 (b)	200,000	196,392
Catalent Pharma Solutions 3.5% 4/1/30 (b)	1,625,000	1,578,525
Centene Corp.:
2.45% 7/15/28	70,000	68,688
2.5% 3/1/31	1,390,000	1,331,863
3.375% 2/15/30	2,000,000	2,014,284
4.25% 12/15/27	1,425,000	1,478,438
Charles River Laboratories International, Inc.:
3.75% 3/15/29 (b)	265,000	262,019
4.25% 5/1/28 (b)	150,000	152,057
DaVita HealthCare Partners, Inc. 4.625% 6/1/30 (b)	640,000	632,000
Hologic, Inc.:
3.25% 2/15/29 (b)	1,125,000	1,103,906
4.625% 2/1/28 (b)	170,000	176,375
IQVIA, Inc. 5% 5/15/27 (b)	630,000	648,900
Jazz Securities DAC 4.375% 1/15/29 (b)	305,000	310,740
Molina Healthcare, Inc. 3.875% 5/15/32 (b)	485,000	474,148
Mozart Debt Merger Sub, Inc. 3.875% 4/1/29 (b)	1,085,000	1,071,438
Organon & Co. / Organon Foreign Debt Co-Issuer BV 4.125% 4/30/28 (b)	775,000	773,221
Teleflex, Inc. 4.25% 6/1/28 (b)	305,000	308,050
Tenet Healthcare Corp.:
4.625% 6/15/28 (b)	5,745,000	5,862,255
4.875% 1/1/26 (b)	690,000	705,525
5.125% 11/1/27 (b)	1,500,000	1,540,245
TOTAL HEALTHCARE		20,689,069
Homebuilders/Real Estate - 2.7%
Century Communities, Inc. 3.875% 8/15/29 (b)	430,000	423,608
HAT Holdings I LLC/HAT Holdings II LLC 3.375% 6/15/26 (b)	460,000	452,525
Howard Hughes Corp. 4.375% 2/1/31 (b)	675,000	667,460
Kennedy-Wilson, Inc. 4.75% 2/1/30	715,000	718,575
MPT Operating Partnership LP/MPT Finance Corp. 5% 10/15/27	3,516,000	3,675,908
Service Properties Trust:
3.95% 1/15/28	85,000	76,497
4.375% 2/15/30	605,000	544,500
4.95% 2/15/27	1,245,000	1,187,718
4.95% 10/1/29	515,000	481,062
5.5% 12/15/27	480,000	484,570
TopBuild Corp. 4.125% 2/15/32 (b)	765,000	766,442
TOTAL HOMEBUILDERS/REAL ESTATE		9,478,865
Hotels - 1.5%
Hilton Domestic Operating Co., Inc.:
3.625% 2/15/32 (b)	1,130,000	1,096,857
4% 5/1/31 (b)	3,185,000	3,191,394
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.875% 4/1/27	426,000	437,183
Wyndham Hotels & Resorts, Inc. 4.375% 8/15/28 (b)	592,000	598,130
TOTAL HOTELS		5,323,564
Leisure - 1.0%
Carnival Corp. 10.5% 2/1/26 (b)	2,290,000	2,610,600
Royal Caribbean Cruises Ltd.:
9.125% 6/15/23 (b)	265,000	281,074
11.5% 6/1/25 (b)	675,000	751,781
TOTAL LEISURE		3,643,455
Metals/Mining - 0.0%
FMG Resources (August 2006) Pty Ltd. 4.5% 9/15/27 (b)	20,000	20,724
Howmet Aerospace, Inc. 5.95% 2/1/37	55,000	64,488
TOTAL METALS/MINING		85,212
Paper - 0.1%
Glatfelter Corp. 4.75% 11/15/29 (b)	290,000	293,625

Publishing/Printing - 0.4%
Meredith Corp. 6.5% 7/1/25	1,275,000	1,356,281

Restaurants - 0.1%
Yum! Brands, Inc. 3.625% 3/15/31	470,000	455,745

Services - 5.2%
ADT Corp.:
4.125% 8/1/29 (b)	360,000	350,325
4.875% 7/15/32 (b)	355,000	351,383
AECOM 5.125% 3/15/27	2,030,000	2,175,774
Aramark Services, Inc. 5% 2/1/28 (b)	3,660,000	3,678,300
ASGN, Inc. 4.625% 5/15/28 (b)	3,400,000	3,487,380
Booz Allen Hamilton, Inc.:
3.875% 9/1/28 (b)	1,595,000	1,602,991
4% 7/1/29 (b)	140,000	140,700
Gartner, Inc.:
3.625% 6/15/29 (b)	205,000	203,719
3.75% 10/1/30 (b)	530,000	528,675
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (b)	800,000	818,650
Iron Mountain, Inc. 4.875% 9/15/29 (b)	1,270,000	1,287,780
Prime Securities Services Borrower LLC/Prime Finance, Inc. 3.375% 8/31/27 (b)	2,545,000	2,408,206
Service Corp. International 5.125% 6/1/29	695,000	740,175
TriNet Group, Inc. 3.5% 3/1/29 (b)	595,000	587,860
TOTAL SERVICES		18,361,918
Super Retail - 1.4%
Asbury Automotive Group, Inc.:
4.625% 11/15/29 (b)	230,000	231,452
5% 2/15/32 (b)	250,000	251,591
Bath & Body Works, Inc. 6.625% 10/1/30 (b)	1,095,000	1,214,749
Gap, Inc. 3.875% 10/1/31 (b)	360,000	344,527
Hanesbrands, Inc. 4.875% 5/15/26 (b)	1,270,000	1,355,979
Levi Strauss & Co. 3.5% 3/1/31 (b)	525,000	533,531
The William Carter Co. 5.625% 3/15/27 (b)	1,154,000	1,188,089
TOTAL SUPER RETAIL		5,119,918
Technology - 3.9%
CDK Global, Inc. 5.25% 5/15/29 (b)	2,398,000	2,535,885
Crowdstrike Holdings, Inc. 3% 2/15/29	610,000	588,247
Gartner, Inc. 4.5% 7/1/28 (b)	820,000	852,226
Match Group Holdings II LLC:
3.625% 10/1/31 (b)	575,000	542,053
4.125% 8/1/30 (b)	305,000	302,331
Nuance Communications, Inc. 5.625% 12/15/26	488,000	502,735
ON Semiconductor Corp. 3.875% 9/1/28 (b)	620,000	630,782
Open Text Corp.:
3.875% 2/15/28 (b)	2,760,000	2,732,400
3.875% 12/1/29 (b)	180,000	178,934
Roblox Corp. 3.875% 5/1/30 (b)	890,000	892,225
Sensata Technologies BV 4% 4/15/29 (b)	1,115,000	1,130,610
Sensata Technologies, Inc. 3.75% 2/15/31 (b)	1,335,000	1,311,638
Square, Inc. 2.75% 6/1/26 (b)	360,000	358,250
TTM Technologies, Inc. 4% 3/1/29 (b)	460,000	446,283
Twilio, Inc. 3.875% 3/15/31	295,000	292,788
Viavi Solutions, Inc. 3.75% 10/1/29 (b)	725,000	708,688
TOTAL TECHNOLOGY		14,006,075
Telecommunications - 9.8%
Altice Financing SA 5% 1/15/28 (b)	460,000	430,029
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (b)	2,719,000	2,841,355
Level 3 Financing, Inc.:
4.25% 7/1/28 (b)	3,815,000	3,719,625
4.625% 9/15/27 (b)	1,240,000	1,256,120
Lumen Technologies, Inc.:
5.125% 12/15/26 (b)	2,440,000	2,444,270
6.875% 1/15/28	80,000	87,782
Millicom International Cellular SA 4.5% 4/27/31 (b)	200,000	199,100
Sable International Finance Ltd. 5.75% 9/7/27 (b)	2,404,000	2,476,120
SBA Communications Corp. 3.875% 2/15/27	705,000	721,622
Sprint Capital Corp.:
6.875% 11/15/28	9,510,000	11,740,741
8.75% 3/15/32	1,720,000	2,542,848
Telecom Italia Capital SA:
6% 9/30/34	739,000	743,464
7.2% 7/18/36	3,400,000	3,703,314
Virgin Media Secured Finance PLC 4.5% 8/15/30 (b)	2,185,000	2,135,466
TOTAL TELECOMMUNICATIONS		35,041,856
Textiles/Apparel - 0.1%
Foot Locker, Inc. 4% 10/1/29 (b)	190,000	188,100
Kontoor Brands, Inc. 4.125% 11/15/29 (b)	125,000	124,690
TOTAL TEXTILES/APPAREL		312,790
Transportation Ex Air/Rail - 0.2%
Seaspan Corp. 5.5% 8/1/29 (b)	360,000	357,192
XPO Logistics, Inc. 6.25% 5/1/25 (b)	370,000	384,704
TOTAL TRANSPORTATION EX AIR/RAIL		741,896
Utilities - 8.9%
Clearway Energy Operating LLC:
3.75% 2/15/31 (b)	1,355,000	1,339,309
4.75% 3/15/28 (b)	290,000	304,500
DCP Midstream Operating LP:
5.125% 5/15/29	3,305,000	3,664,915
5.625% 7/15/27	1,285,000	1,435,204
InterGen NV 7% 6/30/23 (b)	1,496,000	1,466,080
NextEra Energy Partners LP 4.25% 9/15/24 (b)	146,000	152,463
NRG Energy, Inc.:
3.625% 2/15/31 (b)	1,710,000	1,624,500
5.25% 6/15/29 (b)	1,251,000	1,296,787
5.75% 1/15/28	1,319,000	1,378,355
6.625% 1/15/27	339,000	350,441
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (b)	3,121,970	3,324,898
PG&E Corp.:
5% 7/1/28	5,555,000	5,721,650
5.25% 7/1/30	2,395,000	2,454,875
TerraForm Power Operating LLC 5% 1/31/28 (b)	624,000	648,960
Vertiv Group Corp. 4.125% 11/15/28 (b)	895,000	892,763
Vistra Operations Co. LLC:
5% 7/31/27 (b)	2,705,000	2,733,565
5.5% 9/1/26 (b)	2,052,000	2,102,315
5.625% 2/15/27 (b)	960,000	985,819
TOTAL UTILITIES		31,877,399
TOTAL NONCONVERTIBLE BONDS (Cost $318,106,628)		325,359,952

Preferred Securities - 1.1%
	Principal Amount (a)	Value ($)
Banks & Thrifts - 1.1%
Ally Financial, Inc. 4.7% (c)(d) (Cost $3,800,000)	3,800,000	3,918,750

Money Market Funds - 6.4%
	Shares	Value ($)
Fidelity Cash Central Fund 0.06% (e) (Cost $22,925,422)	22,922,776	22,927,361

TOTAL INVESTMENT IN SECURITIES - 98.8% (Cost $344,832,050)	352,206,063
NET OTHER ASSETS (LIABILITIES) - 1.2%	4,141,716
NET ASSETS - 100.0%	356,347,779

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $195,145,861 or 54.8% of net assets.

(c)	Security is perpetual in nature with no stated maturity date.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	24,916,243	12,683,795	14,672,678	3,695	-	1	22,927,361	0.0%
Total	24,916,243	12,683,795	14,672,678	3,695	-	1	22,927,361

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Nonconvertible Bonds and Preferred Securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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